Note 5 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued bonuses	$ 1,102	$ 613
Accrued professional fees	483	388
Accrued payroll and other related expenses	389	113
Accrued interest	65	22
Other accruals	147	157
Total accrued liabilities	$ 2,186	$ 1,293